One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

March 2, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust

1933 Act/Rule 497(j)

File Nos. 033-65137 and 811-7455

Post-Effective Amendment No. 111

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus for the Virtus Duff & Phelps Real Asset Fund and Statement of Additional Information for Virtus Opportunities Trust, that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on February 28, 2020.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

cc:	Ralph Summa

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